Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Embraer SA(a)	1,050,220	$2,815,289

Auto Components — 1.2%
Mahle-Metal Leve SA	57,468	316,932
Tupy SA	107,627	523,126
Wilson Sons Holdings Brasil SA, NVS	294,354	532,031
		1,372,089
Biotechnology — 0.9%
Blau Farmaceutica SA	53,566	268,475
Petroreconcavo SA	111,337	673,052
		941,527
Capital Markets — 1.1%
SIMPAR SA	499,921	1,253,865

Commercial Services & Supplies — 1.8%
Ambipar Participacoes e Empreendimentos SA	67,444	426,443
Boa Vista Servicos SA	317,371	400,675
GPS Participacoes e Empreendimentos SA(b)	398,619	1,141,535
		1,968,653
Communications Equipment — 0.6%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	122,279	673,074

Distributors — 5.4%
Lojas Quero Quero S/A	265,638	485,717
Sendas Distribuidora SA	1,206,330	4,020,635
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	437,585	1,387,551
		5,893,903
Diversified Consumer Services — 3.5%
Anima Holding SA(a)	452,224	530,959
Cogna Educacao(a)	2,801,724	1,562,229
Cruzeiro do Sul Educacional SA	256,523	207,267
YDUQS Participacoes SA	438,388	1,492,487
		3,792,942
Electric Utilities — 8.4%
AES Brasil Energia SA	293,881	674,018
Alupar Investimento SA	218,748	1,231,236
Auren Energia SA	373,243	1,096,353
Cia Paranaense de Energia	106,201	812,057
Cia. Paranaense De Energia Copeal Preference Shares	254,059	354,423
EDP - Energias do Brasil SA	390,449	1,763,061
Light SA	389,351	630,820
Transmissora Alianca de Energia Eletrica SA	307,831	2,615,483
		9,177,451
Electrical Equipment — 0.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	343,181	257,067

Food & Staples Retailing — 1.7%
Cia Brasileira de Distribuicao	241,333	1,027,273
Grupo Mateus SA(a)	824,624	801,625
		1,828,898
Food Products — 8.9%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	68,781	463,986
Camil Alimentos SA	193,340	390,134
Jalles Machado SA	153,991	325,638
M. Dias Branco SA	126,530	689,817

Security	Shares	Value

Food Products (continued)
Marfrig Global Foods SA	516,099	$1,697,326
Minerva SA	407,996	1,220,756
Sao Martinho SA	237,838	2,521,732
SLC Agricola SA	174,428	2,013,104
Tres Tentos Agroindustrial SA	184,613	372,912
		9,695,405
Health Care Providers & Services — 2.9%
Fleury SA	284,809	909,701
Hospital Mater Dei SA	142,702	280,747
Instituto Hermes Pardini SA	68,442	304,584
Odontoprev SA	436,265	927,139
Oncoclinicas do Brasil Servicos Medicos SA	221,867	258,628
Qualicorp Consultoria e Corretora de Seguros SA	212,013	500,528
		3,181,327
Hotels, Restaurants & Leisure — 1.7%
CVC Brasil Operadora e Agencia de Viagens SA(a)	335,822	771,623
Smartfit Escola de Ginastica e Danca SA(a)	350,098	1,071,830
		1,843,453
Household Durables — 2.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	447,604	1,285,582
Ez Tec Empreendimentos e Participacoes SA	169,453	580,110
MRV Engenharia e Participacoes SA	468,945	953,174
		2,818,866
Independent Power and Renewable Electricity Producers — 4.3%
Eneva SA(a)	1,134,367	3,718,728
Omega Energia SA(a)	414,386	941,677
		4,660,405
Insurance — 3.0%
IRB Brasil Resseguros S/A(a)	1,419,695	878,245
Sul America SA	421,283	2,375,648
		3,253,893
Internet & Direct Marketing Retail — 0.3%
Meliuz SA(a)(b)	839,901	335,780

Internet Software & Services — 0.2%
Infracommerce CXAAS SA(a)	187,102	201,962

IT Services — 2.2%
Cielo SA	1,825,260	1,517,033
Locaweb Servicos de Internet SA(a)(b)	660,918	919,226
		2,436,259
Machinery — 0.6%
Iochpe Maxion SA	206,549	647,564

Marine — 0.4%
Hidrovias do Brasil SA	737,900	487,529

Metals & Mining — 0.9%
Bradespar SA	51,504	269,195
Cia Brasileira de Aluminio	222,391	766,954
		1,036,149
Oil, Gas & Consumable Fuels — 3.3%
3R Petroleum Oleo E Gas SA(a)	272,220	2,792,338
Enauta Participacoes SA	158,737	787,581
		3,579,919
Paper & Forest Products — 1.1%
Dexco SA	511,244	1,205,888

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.4%
CM Hospitalar SA	149,511	$470,314

Real Estate Management & Development — 7.3%
Aliansce Sonae Shopping Centers SA	216,643	880,238
BR Malls Participacoes SA	1,174,762	2,088,719
BR Properties SA	283,163	525,507
Iguatemi SA	269,750	1,126,099
Iguatemi SA	346,643	184,534
JHSF Participacoes SA	512,257	759,889
LOG Commercial Properties e Participacoes SA	68,634	324,934
Multiplan Empreendimentos Imobiliarios SA	421,904	2,138,571
		8,028,491
Road & Rail — 3.6%
Armac Locacao Logistica E Servicos SA	154,863	450,328
Cia. de Locacao das Americas	493,688	2,658,252
Movida Participacoes SA	216,363	813,544
		3,922,124
Specialty Retail — 3.0%
Grupo SBF SA	145,116	734,351
Pet Center Comercio e Participacoes SA	513,772	1,311,307
Via S/A(a)	1,909,126	1,261,356
		3,307,014
Technology Hardware, Storage & Peripherals — 0.3%
Multilaser Industrial SA	306,261	311,252

Textiles, Apparel & Luxury Goods — 5.0%
Arezzo Industria e Comercio SA	98,354	1,659,738
Grendene SA	471,415	848,092
Grupo De Moda Soma SA	761,545	1,817,113
Guararapes Confeccoes SA	149,059	272,553
Vivara Participacoes SA	158,687	821,391
		5,418,887
Transportation Infrastructure — 1.6%
EcoRodovias Infraestrutura e Logistica SA(a)	363,863	564,259
Santos Brasil Participacoes SA	772,910	1,183,951
		1,748,210
Water Utilities — 1.6%
Cia. de Saneamento de Minas Gerais-COPASA	283,854	804,518
Cia. de Saneamento do Parana	215,171	908,667
		1,713,185
Total Common Stocks — 82.6%
(Cost: $77,323,026)		90,278,634

Preferred Stocks

Aerospace & Defense — 0.4%
Taurus Armas SA, 0.00%	96,280	401,728

Security	Shares	Value

Airlines — 2.4%
Azul SA, Preference Shares, NVS(a)	423,449	$1,791,788
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	258,133	788,105
		2,579,893
Banks — 1.7%
Banco ABC Brasil SA, Preference Shares, NVS	126,132	424,903
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	302,382	655,976
Banco Pan SA, Preference Shares, NVS	484,300	813,188
		1,894,067
Chemicals — 1.4%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	73,126	1,546,670

Electric Utilities — 2.1%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	21,090	224,100
Cia. Paranaense de Energia, Preference Shares, NVS	1,293,473	2,005,848
		2,229,948
Machinery — 0.9%
Marcopolo SA, Preference Shares, NVS	722,918	436,560
Randon SA Implementos e Participacoes, Preference Shares, NVS	270,068	581,329
		1,017,889
Metals & Mining — 5.2%
Bradespar SA, Preference Shares, NVS	380,875	2,290,435
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	52,744	626,929
Metalurgica Gerdau SA, Preference Shares, NVS	1,078,124	2,765,322
		5,682,686
Textiles, Apparel & Luxury Goods — 1.4%
Alpargatas SA, Preference Shares, NVS	333,394	1,525,774

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	630,784	528,247

Total Preferred Stocks — 16.0%
(Cost: $13,045,812)		17,406,902

Total Investments in Securities — 98.6%
(Cost: $90,368,838)		107,685,536

Other Assets Less Liabilities — 1.4%		1,580,495

Net Assets — 100.0%		$109,266,031

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$100,000	$—	$(100,000	)(b)	$—	$—	$—	—	$24	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	31	06/17/22	$1,645	$114,048

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$90,278,634	$—	$—	$90,278,634
Preferred Stocks	17,406,902	—	—	17,406,902
	$107,685,536	$—	$—	$107,685,536
Derivative financial instruments(a)
Assets
Futures Contracts	$114,048	$—	$—	$114,048

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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